Schedule of Subsidiaries of the Company (Details)	12 Months Ended
	Dec. 31, 2025	Apr. 18, 2024
Uni-Fuels Group Inc [Member]
Date of incorporation	Feb. 05, 2024
Place of incorporation	Cayman Islands
Percentage of ownership	100.00%	100.00%
Principal activities	Investment holding company
Uni-Fuels Pte. Ltd. [Member]
Date of incorporation	Oct. 12, 2021
Place of incorporation	Singapore
Percentage of ownership	100.00%
Principal activities	Ship bunkering as marine fuels supplier and broker
Uni-Fuels Pte. Ltd. Seoul Branch Office [Member]
Date of incorporation	Mar. 21, 2024
Place of incorporation	South Korea
Principal activities	Ship bunkering and service provider of marine fuels solutions
Uni-Fuels (Shanghai) Co., Ltd. [Member]
Date of incorporation	Feb. 11, 2025
Place of incorporation	China
Percentage of ownership	100.00%
Principal activities	Sales of petroleum products
Uni-Fuels Middle East FZCO [Member]
Date of incorporation	Feb. 14, 2025
Place of incorporation	UAE
Percentage of ownership	100.00%
Principal activities	Fuel supply services
Uni-Fuels Ltd [Member]
Date of incorporation	Jun. 11, 2025
Place of incorporation	Cyprus
Percentage of ownership	100.00%
Principal activities	Service provider of marine fuels solutions